11. BORROWINGS, FINANCING AND DEBENTURES (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing		R$ 22,983,942	R$ 28,323,570
Maturity percent		100.00%
2019
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing		R$ 7,239,968
Maturity percent		31.00%
2019 | Prepayment
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing		R$ 2,824,551
2019 | Bonds
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing	[1]	2,238,034
2019 | CCB
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing		1,507,000
2019 | Others
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing		670,383
2020
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing		R$ 7,572,510
Maturity percent		33.00%
2020 | Prepayment
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing		R$ 2,409,959
2020 | Bonds
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing	[1]	3,374,308
2020 | CCB
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing		1,508,000
2020 | Others
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing		280,243
2021
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing		R$ 2,228,628
Maturity percent		10.00%
2021 | Prepayment
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing		R$ 1,276,969
2021 | CCB
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing		774,000
2021 | Others
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing		177,659
2022
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing		R$ 1,843,847
Maturity percent		8.00%
2022 | Prepayment
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing		R$ 964,363
2022 | CCB
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing		784,000
2022 | Others
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing		95,484
2023
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing		R$ 176,631
Maturity percent		1.00%
2023 | CCB
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing		R$ 120,000
2023 | Others
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing		56,631
After 2023
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing		R$ 648,369
Maturity percent		3.00%
After 2023 | Others
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing		R$ 648,369
Perpetual bonds
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing		R$ 3,308,000
Maturity percent		14.00%

[1]	In February 2018, the Company concluded the renegotiation of its debt with Banco do Brasil S.A ("BB"), as well as the issuance of debt instruments and repurchase of US$350 million (Tender Offer), as described in more detail in note 31 - Events subsequent.